Defined Benefit Plans (Details 1) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
Directors' Retirement Plan [Member]
Schedule of benefit payments under defined benefit plan
2014	$ 119
2015	135
2016	152
2017	167
2018	130
2019-2023	896
Former President's Post-retirement Healthcare Plan [Member]
Schedule of benefit payments under defined benefit plan
2014	5
2015	5
2016	5
2017	5
2018	5
2019-2023	$ 23